Convertible Promissory Notes (Details Textual)) - USD ($)											1 Months Ended																3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2020	Aug. 04, 2020	Jul. 06, 2020	Mar. 02, 2020	Feb. 13, 2020	Nov. 04, 2019	Oct. 01, 2019	Aug. 08, 2019	Jul. 16, 2019	May 02, 2014	Aug. 17, 2020	Jun. 22, 2020	Apr. 28, 2020	Jan. 27, 2020	Jan. 23, 2020	Dec. 20, 2019	Dec. 20, 2019	Nov. 04, 2019	Oct. 01, 2019	Aug. 29, 2019	Jul. 16, 2019	Feb. 28, 2019	Feb. 28, 2019	Jan. 17, 2019	Jan. 30, 2015	Jan. 30, 2015	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Convertible Promissory Notes (Textual)
Convertible promissory notes																											$ 2,759,704		$ 2,759,704
Debt discount																											271,816		271,816
Net balance																											2,487,888		$ 2,487,888
Shares of common stock upon conversion (in Shares)																													235,197,440	50,016,700
Accrued interest														$ 2,650															$ 61,115	$ 53,083
Net amount																											946,008		946,008		$ 390,987	$ 485,837
Other fees																											4,750		4,750
Interest expense																											208,755	$ 235,160	665,942	$ 712,674	954,774	$ 390,759
Convertible Debt [Member]
Convertible Promissory Notes (Textual)
Net amount																															2,598,336
2015-2018 Notes [Member]
Convertible Promissory Notes (Textual)
Unsecured convertible promissory note																								$ 2,500,000
Note bears interest rate																									10.00%	10.00%
Debt conversion, description																								The Company issued various unsecured convertible promissory notes (the "2015-2018 Notes") in the aggregate amount of $2,500,000 on various dates from January 30, 2015 through January 17, 2019, the effective dates. The maturity dates of the 2015-2018 Notes were extended, and as result, mature on dates from January 30, 2023 thru January 17, 2024. The 2015-2018 Notes bear an interest rate of 10% per annum. The 2015-2018 Notes are convertible into shares of the Company's common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance within the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.		Notes are convertible into shares of the Company's common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance within the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
Accrued interest																													801
Remaining balance of note																											2,340,000		$ 2,340,000
May 2014 Note [Member]
Convertible Promissory Notes (Textual)
Unsecured convertible promissory note										$ 500,000
Note bears interest rate										10.00%
Debt conversion, description										Note is convertible into shares of the Company’s common stock at a conversion price of the lesser of a) $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the average three (3) lowest trading prices of three (3) separate trading days recorded after the effective date, or c) the lowest effective price granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The fair value of the May 2014 Note has been determined by using the Binomial lattice formula from the effective date of each tranche. During the nine months ended September 30, 2020, the Company issued 64,094,322 shares of common stock upon conversion of principal in the amount of $63,270, plus accrued interest of $34,963. The May 2014 Note was converted based on the terms of the agreement, and the Company did not recognize a gain or loss on the conversion in the financials. As of September 30, 2020, the remaining balance of the May 2014 Note was $34,880.
Note maturity date, description										The May Note shall mature on May 2, 2022.
Feb-Apr 2019 Notes [Member]
Convertible Promissory Notes (Textual)
Debt discount																						$ 4,000	$ 4,000
Unsecured convertible promissory note																						$ 107,000	$ 107,000
Note bears interest rate																						10.00%	10.00%
Debt conversion, description																							Notes may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price during the fifteen (15)-trading-day period prior to the conversion date. The parties agree that if the shares of common stock issuable upon conversion of these Feb-Apr 2019 Notes are not delivered by the deadline, the Borrower shall pay to the holder of the Feb-Apr 2019 Notes $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb-Apr 2019 Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb-Apr 2019 Notes. The fair value of the Feb-Apr 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes.
Shares of common stock upon conversion (in Shares)																													34,267,881
Shares of common stock upon conversion of principal amount																													$ 72,384
Accrued interest																													6,351
Note maturity date, description																							The Feb 2019 tranche was extended to August 22, 2020. The Apr 2019 Note matures on October 11, 2020.
Net amount																						$ 103,000	$ 103,000
Other fees																											1,750		$ 1,750
Interest expense																							21,801
July 2019 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount									$ 3,000												$ 3,000
Unsecured convertible promissory note									$ 53,000												$ 53,000
Note bears interest rate									10.00%												10.00%
Debt conversion, description																					The July 2019 Note bears interest at 10% per annum. The July 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the July 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the July 2019 Note. The fair value of the July 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. During the period ended September 30, 2020, the Company issued 8,248,918 shares of common stock upon conversion of principal in the amount of $53,000, plus interest of $2,650. The July 2019 Note was converted based on the terms of the agreement, and the Company did not recognize a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $28,672 during the nine months ended September 30, 2020. The July 2019 Note was fully converted as of September 30, 2020.
Shares of common stock upon conversion (in Shares)																													8,248,918
Shares of common stock upon conversion of principal amount																													$ 53,000
Accrued interest																													28,672
Note maturity date, description																					The July 2019 Note matured on July 16, 2020.
Net amount									$ 50,000												$ 50,000
Interest expense																													$ 2,650
UnsecuredConvertible Promissory Notes Five [Member]
Convertible Promissory Notes (Textual)
Debt discount								$ 2,000
Unsecured convertible promissory note								$ 53,500
Note bears interest rate								10.00%
Accrued interest																															21,195
Remaining balance of note																															53,500
Net amount								$ 51,500
August 2019 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount								2,000
Unsecured convertible promissory note								$ 53,500
Note bears interest rate								10.00%
Debt conversion, description								The August 2019 Note bears interest at 10% per annum. The August 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the August 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 2019 Note.
Shares of common stock upon conversion (in Shares)																													21,000,000
Shares of common stock upon conversion of principal amount																													$ 40,676
Remaining balance of note																											12,824		12,824
Note maturity date, description								The August 2019 Note shall mature on February 14, 2021.
Net amount								$ 51,500
Other fees																											3,000		3,000
Interest expense																													$ 32,305
UnsecuredConvertible Promissory Notes Six [Member]
Convertible Promissory Notes (Textual)
Debt discount																				$ 3,000
Unsecured convertible promissory note																				$ 63,000
Note bears interest rate																				10.00%
Debt conversion, description																				The August 29, 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the August 29, 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 29, 2019 Note.
Accrued interest																															12,507
Remaining balance of note																															63,000
Note maturity date, description																				The August 29, 2019 Note matures on August 29, 2020.
Net amount																				$ 60,000
Oct 2019 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount							$ 3,000												$ 3,000
Unsecured convertible promissory note							$ 63,000												$ 63,000
Note bears interest rate							10.00%												10.00%
Debt conversion, description							The Oct 2019 Note bears interest at 10% per annum. The Oct 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Oct 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Oct 2019 Note.
Shares of common stock upon conversion (in Shares)							28,413,462
Shares of common stock upon conversion of principal amount							$ 63,000
Accrued interest							$ 3,150
Note maturity date, description							The October 1, 2019 Note matures on October 1, 2020.
Net amount							$ 60,000												$ 60,000
Interest expense							47,336
Unsecured Convertible Promissory Notes Eight [Member]
Convertible Promissory Notes (Textual)
Debt discount							3,000												3,000
Unsecured convertible promissory note							$ 63,000												$ 63,000
Note bears interest rate							10.00%												10.00%
Debt conversion, description																			The Oct 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Oct 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Oct 2019 Note.
Accrued interest																															15,664
Remaining balance of note																															$ 63,000
Net amount							$ 60,000												$ 60,000
Nov 2019 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount						$ 3,000												$ 3,000
Unsecured convertible promissory note						$ 58,000				$ 500,000								$ 58,000
Note bears interest rate						10.00%				10.00%								10.00%
Debt conversion, description						The Nov 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Shares of common stock upon conversion (in Shares)																													24,588,385
Shares of common stock upon conversion of principal amount																													$ 58,000
Accrued interest																													2,900
Note maturity date, description						The November 4, 2019 Note matures on November 4, 2020.
Net amount						$ 55,000												$ 55,000
Interest expense																													$ 48,967
Dec 2019 Note (Member)
Convertible Promissory Notes (Textual)
Debt discount																$ 3,000	$ 3,000
Unsecured convertible promissory note																$ 53,000	$ 53,000
Note bears interest rate																10.00%	10.00%
Debt conversion, description																	Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Shares of common stock upon conversion (in Shares)																													21,118,946
Shares of common stock upon conversion of principal amount																													$ 53,000
Accrued interest																													2,650
Note maturity date, description																	The December 20, 2019 Note matures on December 20, 2020.
Net amount																$ 50,000	$ 50,000
Interest expense																													$ 51,407
Jan 23, 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount															$ 3,000
Unsecured convertible promissory note															$ 53,000
Note bears interest rate															10.00%
Debt conversion, description															Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Shares of common stock upon conversion (in Shares)																													12,320,494
Shares of common stock upon conversion of principal amount																													$ 53,000
Accrued interest																													2,650
Note maturity date, description															The January 23, 2020 Note matures on January 23, 2021.
Net amount															$ 50,000
Interest expense																													53,000
Feb 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount					$ 2,000
Unsecured convertible promissory note					$ 53,500
Note bears interest rate					10.00%
Debt conversion, description					Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. The fair value of the Feb 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $33,474 during the nine months ended September 30, 2020. The Feb 2020 Note as of September 30, 2020 had a remaining balance of $53,500.
Remaining balance of note																											53,500		53,500
Note maturity date, description					The Feb 2020 Note matures on February 13, 2021.
Net amount					$ 51,500
Interest expense																													33,474
Apr 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount													$ 3,000
Unsecured convertible promissory note													$ 53,000
Note bears interest rate													10.00%
Debt conversion, description													Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Apr 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The fair value of the Apr 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $22,507 during the nine months ended September 30, 2020. The Apr 2020 Note as of September 30, 2020 had a remaining balance of $53,000.
Remaining balance of note																											53,000		53,000
Net amount													$ 50,000
Interest expense																													22,507
Jun 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount												$ 3,000
Unsecured convertible promissory note												$ 53,000
Note bears interest rate												10.00%
Debt conversion, description												Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Remaining balance of note																											53,000		53,000
Net amount												$ 50,000
Interest expense																													14,521
Jul 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount			$ 3,000
Unsecured convertible promissory note			$ 53,000
Note bears interest rate			10.00%
Debt conversion, description			Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Remaining balance of note																											53,000		53,000
Net amount			$ 50,000
Interest expense																													12,488
August 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount		$ 3,000									$ 2,000
Unsecured convertible promissory note		$ 53,000									$ 53,500
Note bears interest rate		10.00%									10.00%
Debt conversion, description		Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.									The Aug 2020 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Aug 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Aug 2020 Note. The fair value of the Aug 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $33,474 during the nine months ended September 30, 2020. The Aug 2020 Note as of September 30, 2020 had a remaining balance of $53,500.
Remaining balance of note																											53,000		53,000
Net amount		$ 50,000									$ 51,500
Interest expense																													8,422
Sep 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount	$ 3,000
Unsecured convertible promissory note	$ 53,000
Note bears interest rate	10.00%
Debt conversion, description	Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Remaining balance of note																											53,000		53,000
Note maturity date, description	The September 14, 2020 Note matures on September 14, 2021.
Interest expense	$ 50,000																												$ 8,422
May 2014 Note [Member]
Convertible Promissory Notes (Textual)
Shares of common stock upon conversion (in Shares)																													64,094,322		30,503,493
Shares of common stock upon conversion of principal amount																													$ 63,270		$ 109,010
Accrued interest																													34,963		51,807
Remaining balance of note																											$ 34,880		$ 34,880		98,150
August 29, 2019 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount																				3,000
Unsecured convertible promissory note																				$ 63,000
Note bears interest rate																				10.00%
Shares of common stock upon conversion (in Shares)																													13,624,762
Shares of common stock upon conversion of principal amount																													$ 63,000
Accrued interest																													3,150
Net amount																				$ 60,000
Interest expense																													$ 24,408
Mar 2020 Note [Member]
Convertible Promissory Notes (Textual)
Debt discount				$ 3,000
Unsecured convertible promissory note				$ 53,000
Note bears interest rate				10.00%
Debt conversion, description				Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock.
Shares of common stock upon conversion (in Shares)																													7,520,270
Shares of common stock upon conversion of principal amount																													$ 53,000
Accrued interest																													2,650
Note maturity date, description				The March 2, 2020 Note matures on March 2, 2021.
Net amount				$ 50,000
Interest expense																													$ 53,000
UnsecuredConvertible Promissory Notes Four [Member]
Convertible Promissory Notes (Textual)
Debt discount									3,000												3,000
Unsecured convertible promissory note									$ 53,000												$ 53,000
Note bears interest rate									10.00%												10.00%
Debt conversion, description									The July 2019 Note bears interest at 10% per annum. The July 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the July 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the July 2019 Note.
Accrued interest																															24,328
Remaining balance of note																															$ 53,000
Note maturity date, description									The July 2019 Note matures on July 16, 2020.
Net amount									$ 50,000												$ 50,000
UnsecuredConvertible Promissory Notes Three [Member]
Convertible Promissory Notes (Textual)
Debt discount																						4,000	4,000
Unsecured convertible promissory note																						$ 107,000	$ 107,000
Note bears interest rate																						10.00%	10.00%
Debt conversion, description																						The Feb-Apr 2019 Notes bears interest at 10% per annum. The Feb-Apr 2019 Notes may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb-Apr 2019 Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb-Apr 2019 Notes.
Shares of common stock upon conversion (in Shares)																															3,250,000
Shares of common stock upon conversion of principal amount																															$ 34,616
Accrued interest																															85,199
Remaining balance of note																															72,384
Note maturity date, description																						The Feb-Apr 2019 Notes matures on dates from February 25, 2020 and April 5, 2020.
Net amount																						$ 103,000	$ 103,000
UnsecuredConvertible Promissory Notes Eleven [Member]
Convertible Promissory Notes (Textual)
Unsecured convertible promissory note																								$ 2,500,000
Unsecured Convertible Promissory Notes Nine [Member]
Convertible Promissory Notes (Textual)
Debt discount						3,000												3,000
Unsecured convertible promissory note						$ 53,000												$ 53,000
Note bears interest rate						10.00%												10.00%
Debt conversion, description																		The Nov 2019 Note bears interest at 10% per annum. The Nov 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Nov 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Nov 2019 Note.
Accrued interest																															9,033
Remaining balance of note																															53,000
Note maturity date, description																		The November 4, 2019 Note matures on November 4, 2020.
Net amount						$ 50,000												$ 50,000
UnsecuredConvertible Promissory Notes One [Member]
Convertible Promissory Notes (Textual)
Convertible promissory notes																									$ 2,340,000	$ 2,340,000
Debt discount																															120,753
Note bears interest rate																									10.00%	10.00%
Debt conversion, description																									Notes are convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance within the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered.
Remaining balance of note																															2,340,000
Note maturity date, description																									The 2015-2019 Notes mature on dates from January 30, 2020 through January 17, 2024. The 2015-2019 Notes bears interest at 10% per annum.
Unsecured Convertible Promissory Notes Ten [Member]
Convertible Promissory Notes (Textual)
Debt discount																3,000	3,000
Unsecured convertible promissory note																$ 53,000	$ 53,000
Note bears interest rate																10.00%	10.00%
Debt conversion, description																The Dec 2019 Note bears interest at 10% per annum. The Dec 2019 Note may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Dec 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Dec 2019 Note.
Accrued interest																															1,593
Remaining balance of note																															53,000
Note maturity date, description																The December 20, 2019 Note matures on December 20, 2020.
Net amount																$ 50,000	$ 50,000
Unsecured Convertible Promissory Note Two [Member]
Convertible Promissory Notes (Textual)
Debt discount																															383,540
Unsecured convertible promissory note																															$ 444,000
Note bears interest rate																															10.00%
Debt conversion, description																															The Jul-Jun 2019 Notes bears interest at 10% per annum. The Jul-Jun 2019 Notes may be converted into shares of the Company's common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) closing bid prices during the fifteen (15) trading day prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jul-Jun 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jul-Jun 2019 Notes.
Shares of common stock upon conversion (in Shares)																															39,519,719
Shares of common stock upon conversion of principal amount																															$ 444,000
Accrued interest																															22,200
Remaining balance of note																															$ 0
Note maturity date, description																															The Jul-Jun 2019 Notes matures on dates from July 23, 2019 thru June 3, 2020.